Corporate general and administrative expenses	9 Months Ended
Sep. 30, 2018
Corporate general and administrative expenses [abstract]
Corporate general and administrative expenses
14.   Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Salaries and employee benefits	$446	$423	$1,333	$1,306
Directors’ fees	95	72	241	196
Share-based payments	271	521	1,609	1,568
Professional fees	479	102	851	511
Office and general	368	397	1,193	1,196
	$1,659	$1,515	$5,227	$4,777